Basic and Diluted Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended March 31,
	2020	2019
	(in thousands, except per share data)
	£	£
Loss for the period	(3,966)	(5,357)

Basic and diluted weighted average number of shares	32,479	32,227
	£	£
Basic and diluted loss per share	(0.12)	(0.17)